Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2020 and 2019 are as follows:

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	7,062	(399)	(90)	6,573
Software	15,375	(12,986)	(9)	2,380
Customer base	5,071	(3,833)	—	1,238
Trademarks	1,720	(1,207)	(1)	512
Other intangible assets	940	(888)	(1)	51
Intangible assets in process	734	—	—	734
Total intangible assets	30,902	(19,313)	(101)	11,488

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	20,414	(11,848)	—	8,566
Software	17,578	(14,597)	(1)	2,980
Customer base	6,544	(4,878)	—	1,666
Trademarks	1,887	(1,247)	—	640
Other intangible assets	956	(901)	(3)	52
Intangible assets in process	2,130	—	—	2,130
Total intangible assets	49,509	(33,471)	(4)	16,034
The movement in goodwill assigned to each Group segment was as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2020
Telefónica Spain	4,299	—	—	—	—	4,299
Telefónica Brazil	8,814	—	—	—	(2,556)	6,258
Telefónica Germany	4,819	—	—	(261)	—	4,558
Telefónica United Kingdom	4,847	—	—	(4,750)	(97)	—
Telefónica Hispam	2,530	—	(519)	—	(233)	1,778
Telxius Group	2	—	—	(2)	—	—
Others	92	5	—	63	(9)	151
Total	25,403	5	(519)	(4,950)	(2,895)	17,044

2019 (*)
Millions of euros	Balance at 12/31/2018	Disposals	Additions	Write-offs	Exchange rate impact	Balance at 12/31/2019
Telefónica Spain	4,310	(11)	—	—	—	4,299
Telefónica Brazil	8,991	(1)	—	—	(176)	8,814
Telefónica Germany	4,815	—	4	—	—	4,819
Telefónica United Kingdom	4,611	—	—	—	236	4,847
Telefónica Hispam	2,785	(22)	—	(206)	(27)	2,530
Telxius Group	2	—	—	—	—	2
Others	234	(144)	2	—	—	92
Total	25,748	(178)	6	(206)	33	25,403
(*) The movement in 2019 has been restated to reflect the new segments of the Group (see Note 4).

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

Millions of euros	12/31/2020	12/31/2019
Telefónica Spain	4,299	4,299
Telefónica Brazil	6,258	8,814
Telefónica Germany	4,558	4,819
Telefónica United Kingdom	—	4,847
Telefónica Hispam	1,778	2,530
Colombia	170	195
Ecuador	119	130
Chile	826	856
Peru	642	766
Argentina	—	557
Uruguay	19	24
Others T. Hispam	2	2
Telxius Group	—	2
Others	151	92
TOTAL	17,044	25,403
The discount rates applied to the cash flow projections in 2020 and 2019 for the main CGUs are as follows:

	2020		2019
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	8.4%	6.5%	8.2%	6.2%
Brazil	13.6%	11.1%	12.6%	10.0%
United Kingdom	7.3%	6.1%	7.8%	6.2%
Germany	6.5%	4.8%	7.8%	4.9%
The perpetuity growth rates applied to the cash flow projections in 2020 and 2019 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2020	2019
Spain	0.8%	1.0%
Brazil	4.5%	4.5%
United Kingdom	0.8%	0.8%
Germany	1.0%	1.1%

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. Due to the greater uncertainty from the pandemic, the range of variation of the key assumptions was exceptionally increased by 50% with regard to the previous year. Thus, for the main CGU, the following maximum increases or decreases were assumed, expressed in percentage points (percentage points):

Changes in key assumptions, In percentage points (percentage points)	Spain	United Kingdom	Germany	Brazil
Financial variables
Discount rate	+/-0.75	+/-0.75	+/-0.75	+/-1.5
Perpetuity growth rates	+/-0.375	+/-0.375	+/-0.375	+/-0.75
Long-term operating variables
OIBDA Margin	+/-2.625	+/-2.625	+/-2.25	+/-3
Ratio of CapEx/Revenues	+/-1.31	+/-1.31	+/-1.13	+/-1.5